Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2022	Mar. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1],[2]	¥ 37,597	¥ 32,061
Securities lending transactions	[1],[2]	1,721	1,734
Total	[2]	39,318	33,795
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		323	384
Securities lending transactions		1,468	1,508
Total		1,791	1,892
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,679	879
Securities lending transactions		0	1
Total		1,679	880
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		29,065	26,436
Securities lending transactions		94	17
Total		29,159	26,453
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		3,004	2,322
Securities lending transactions		145	175
Total		3,149	2,497
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements			1
Securities lending transactions
Total			1
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[3]	3,294	1,846
Securities lending transactions	[3]
Total	[3]	3,294	1,846
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		203	157
Securities lending transactions
Total		203	157
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		29	36
Securities lending transactions		14	33
Total		¥ 43	¥ 69

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥793 billion and ¥2,453 billion, respectively. As of March 31, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,511 billion and ¥158 billion, respectively. As of September 30, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,039 billion and ¥3,231 billion, respectively. As of September 30, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,740 billion and ¥145 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Includes ¥1,404 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2022. Includes ¥2,723 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of September 30, 2022.